Fair Value Measurements (Tables)	12 Months Ended
May 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
U.S. Treasury and other government	$-	$21,838	$-	$21,838
Corporate bonds		1,024		1,024
Stocks - foreign	5,243			5,243
Stocks - domestic	30,637			30,637
Mutual funds - foreign		32,348		32,348
Mutual funds - domestic		55,866		55,866
Foreign currency forward contract		(159)		(159)
Contingent consideration			(11,771)	(11,771)
Total	$35,880	$110,917	$(11,771)	$135,026

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
U.S. Treasury and other government	$-	$21,349	$-	$21,349
Foreign bonds		38		38
Mortgage-backed securities		128		128
Corporate bonds		1,389		1,389
Stocks - foreign	3,976			3,976
Stocks - domestic	39,458			39,458
Mutual funds - foreign		34,541		34,541
Mutual funds - domestic		53,891		53,891
Foreign currency forward contract		(6,369)		(6,369)
Contingent consideration			(27,598)	(27,598)
Total	$43,434	$104,967	$(27,598)	$120,803

Fair Value and Carrying Value of Financial Instruments and Long-Term Debt

Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2016 and May 31, 2015 are as follows:

	At May 31, 2016
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$265,152	$265,152
Marketable equity securities	124,094	124,094
Marketable debt securities	22,862	22,862
Long-term debt, including current portion	1,651,045	1,927,922

	At May 31, 2015
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$174,711	$174,711
Marketable equity securities	131,866	131,866
Marketable debt securities	22,904	22,904
Long-term debt, including current portion	1,656,075	1,783,962